Long-term investments - Equity method investments (Details) $ / shares in Units, ¥ in Thousands, kr in Thousands, $ in Thousands					1 Months Ended									12 Months Ended
	Sep. 01, 2021 CNY (¥)	Jul. 26, 2021 CNY (¥) shares	Jul. 26, 2021 USD ($) shares	Apr. 28, 2021 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 SEK (kr)	Apr. 30, 2022 item	Mar. 31, 2022 CNY (¥)	Feb. 28, 2022 CNY (¥)	Jan. 31, 2022 CNY (¥)	Jul. 31, 2021 CNY (¥)	Jul. 31, 2021 SEK (kr)	May 31, 2021 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Aug. 31, 2021	Jul. 26, 2021 $ / shares
Long-term investments
Cash contribution to acquire equity method investment														¥ 79,442	$ 11,518	¥ 1,345,637
Excess of consideration over the carrying amount of the equity investment																689,670
Gain as a result of deconsolidation										¥ 71,974				¥ 71,974	$ 10,435	¥ 10,579
SiEngine Technology Co., Ltd
Long-term investments
Cash contribution to acquire equity method investment		¥ 68,967	$ 10,600
Value of shares issued to acquire equity method investment		620,703	$ 95,800
Carrying amount of the Company's controlling shareholder		0
Excess of consideration over the carrying amount of the equity investment		¥ 689,670
SiEngine Technology Co., Ltd | Series B Redeemable Convertible Preferred
Long-term investments
Number of shares issued to acquire equity method investment | shares		9,882,082	9,882,082
Issuance price | $ / shares																			$ 9.70
Geely Group
Long-term investments
Equity interest (as a percent)				50.00%
Cash contribution to acquire equity method investment				¥ 200,000
Suzhou Chenling Investment LLP
Long-term investments
Equity interest (as a percent)													9.416%
Cash contribution to acquire equity method investment													¥ 200,000
Volvo Cars
Long-term investments
Equity interest (as a percent)					60.00%						40.00%	40.00%		60.00%
Cash contribution to acquire equity method investment					¥ 17,478	kr 25,620					¥ 269,813	kr 360,000
SiEngine Technology Co., Ltd
Long-term investments
Equity interest (as a percent)		34.61%									34.61%	34.61%
Cash contribution to acquire equity method investment | $																	$ 10,649
Hubei Dongjun Automotive Electronics Technology Co., Ltd.
Long-term investments
Equity interest (as a percent)	49.00%																	51.00%
Equity interest sold (as a percent)	2.00%
Cash consideration for sale of equity method investment	¥ 1,000
Remeasured equity interest at fair value	24,500
Gain as a result of deconsolidation	¥ 10,579
Suzhou Photon-Matrix
Long-term investments
Equity interest sold (as a percent)										3.45%
Number of equity method investments spun off | item							3
Cash consideration for sale of equity method investment										¥ 10,000
Remeasured equity interest at fair value					¥ 64,000					¥ 64,000				¥ 64,000
Gain as a result of deconsolidation														¥ 71,974
Suzhou Photon-Matrix | Minimum
Long-term investments
Equity interest (as a percent)										49.17%
Suzhou Photon-Matrix | Maximum
Long-term investments
Equity interest (as a percent)										50.92%
ECARX HK
Long-term investments
Equity interest (as a percent)					40.00%									40.00%
Cash contribution to acquire equity method investment					¥ 11,652	kr 17,080
Anhui Xinzhi
Long-term investments
Cash consideration for sale of equity method investment								¥ 28,500	¥ 28,500